CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2016	$ 307,237	$ 45	$ 2	$ 34,125,251	$ (33,818,061)
Balance (in shares) at Dec. 31, 2016		4,460,983	160,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2017	0
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets (Accounting Standards Update 2017-11 [Member]) at Dec. 31, 2017	0
Reclassify fair value of warrant liabilities to equity upon adoption of ASU 2017-11	6,062
Common stock sold for cash	1,550,000	$ 5	$ 0	1,549,995	0
Common stock sold for cash(shares)		442,857	0
Common stock issued upon conversion of preferred stock	0	$ 1	$ (1)	0	0
Common stock issued upon conversion of preferred stock (in shares)		128,161	(50,000)
Common stock issued for services	25,001	$ 0	$ 0	25,001	0
Common stock issued for services (in shares)		6,667	0
Common stock issued in exchange for exercise of warrants on a cashless basis	0	$ 8	$ 0	(8)	0
Common stock issued in exchange for exercise of warrants on a cashless basis (in shares)		793,317	0
Common stock issued in exchange for exercise of warrants	210,000	$ 1	$ 0	209,999	0
Common stock issued in exchange for exercise of warrants (in shares)		120,000	0
Common stock issued in settlement of convertible notes and accrued interest	865,336	$ 5	$ 0	865,331	0
Common stock issued in settlement of convertible notes and accrued interest (in shares)		515,081	0
Loss on settlement of convertible note payable	15,724	$ 0	$ 0	15,724	0
Reclassify fair value of liability warrants issued in connection with sale of common stock	(6,062)	0	0	(6,062)	0
Reclassify fair value of liability warrants exercised	758,911	0	0	758,911	0
Restricted stock units, warrants and options issued for services	1,750,620	0	0	1,750,620	0
Restricted stock units issued in payment of accrued compensation	14,583	0	0	14,583	0
Beneficial conversion feature and warrants issued with convertible notes	812,500	0	0	812,500	0
Net loss	(5,607,839)	0	0	0	(5,607,839)
Balance at Dec. 31, 2017	696,011	$ 65	$ 1	40,121,845	(39,425,900)
Balance (in shares) at Dec. 31, 2017		6,467,066	110,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets (Accounting Standards Update 2014-09 [Member]) at Mar. 31, 2018	80,153				80,153
Reclassify fair value of warrant liabilities to equity upon adoption of ASU 2017-11	2,984,010
Reclassify fair value of warrant liabilities to equity upon adoption of ASU 2017-11 | Accounting Standards Update 2017-11 [Member]	2,984,010			761,490	2,222,520
Restricted stock units, warrants and options issued for services	367,303			367,303
Net loss	(1,162,611)				(1,162,611)
Balance at Mar. 31, 2018	2,964,866	$ 65	$ 1	41,250,638	(38,285,838)
Balance (in shares) at Mar. 31, 2018		6,467,066	110,000
Balance at Dec. 31, 2017	696,011	$ 65	$ 1	40,121,845	(39,425,900)
Balance (in shares) at Dec. 31, 2017		6,467,066	110,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2018	80,153	$ 0	$ 0	0	80,153
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets (Accounting Standards Update 2017-11 [Member]) at Dec. 31, 2018	2,984,010	0	0	761,490	2,222,520
Reclassify fair value of warrant liabilities to equity upon adoption of ASU 2017-11	0
Common stock sold for cash	5,609,215	$ 10	$ 0	5,609,205	0
Common stock sold for cash(shares)		1,000,000	0
Common stock issued upon conversion of preferred stock	0	$ 0	$ 0	0	0
Common stock issued upon conversion of preferred stock (in shares)		13,204	(5,000)
Common stock issued in exchange for exercise of warrants on a cashless basis	0	$ 0	$ 0	0	0
Common stock issued in exchange for exercise of warrants on a cashless basis (in shares)		5,842	0
Common stock issued in exchange for exercise of options on a cashless basis	0	$ 0	$ 0	0	0
Common stock issued in exchange for exercise of options on a cashless basis (in shares)		3,701	0
Common stock issued in exchange for exercise of options at $1.025 per share	20,500	$ 0	$ 0	20,500	0
Common stock issued in exchange for exercise of options at $1.025 per share (in shares)		20,000	0
Common stock issued in exchange for exercise of warrants	10,250	$ 0	$ 0	10,250	0
Common stock issued in exchange for exercise of warrants (in shares)		10,000	0
Common stock issued in settlement of convertible notes and accrued interest	225,687	$ 1	$ 0	225,686	0
Common stock issued in settlement of convertible notes and accrued interest (in shares)		60,182	0
Warrants issued with convertible notes	175,617	$ 0	$ 0	175,617	0
Loss on settlement of debt	267,812	0	0	267,812	0
Restricted stock units, warrants and options issued for services	825,521	0	0	825,521	0
Net loss	(5,019,874)	0	0	0	(5,019,874)
Balance at Dec. 31, 2018	5,874,902	$ 76	$ 1	48,017,926	(42,143,101)
Balance (in shares) at Dec. 31, 2018		7,579,995	105,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets (Accounting Standards Update 2014-09 [Member]) at Mar. 31, 2019	0
Reclassify fair value of warrant liabilities to equity upon adoption of ASU 2017-11	0
Common stock issued in exchange for exercise of options and warrants	42,450			42,450
Common stock issued in exchange for exercise of options and warrants (in shares)		43,232
Restricted stock units, warrants and options issued for services	448,900			448,900
Net loss	(2,141,426)				(2,141,426)
Balance at Mar. 31, 2019	$ 4,224,826	$ 76	$ 1	$ 48,509,276	$ (44,284,527)
Balance (in shares) at Mar. 31, 2019		7,623,227	105,000